TURNOVER (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,879.9	$ 1,760.8	$ 1,650.1
Duty-paid
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,431.8	1,334.4	1,284.0
Duty-free
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 448.1	$ 426.4	$ 366.1